Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life insurance in force
Life insurance in force gross amount	$ 317,116.8	$ 299,318.1	$ 294,161.3
Life insurance in force ceded to other companies	222,711.4	195,641.7	183,067.9
Life insurance in force assumed from other companies	374,462.3	367,764.8	331,394.6
Life insurance in force net amount	$ 468,867.7	$ 471,441.1	$ 442,488.0
Life insurance in force, percentage of amount assumed to net (as a percent)	79.90%	78.00%	74.90%
Premiums:
Premiums gross amount	$ 5,216.5	$ 4,869.7	$ 6,050.4
Premiums ceded to other companies	455.7	650.0	609.1
Premiums assumed from other companies	503.5	494.3	439.5
Premiums net amount	$ 5,264.3	$ 4,714.0	$ 5,880.8
Premiums percentage of amount assumed to net (as a percent)	9.60%	10.50%	7.50%
Life insurance and annuities
Premiums:
Premiums gross amount	$ 2,824.1	$ 2,693.4	$ 4,013.8
Premiums ceded to other companies	297.9	494.3	452.5
Premiums assumed from other companies	503.5	494.3	439.5
Premiums net amount	$ 3,029.7	$ 2,693.4	$ 4,000.8
Premiums percentage of amount assumed to net (as a percent)	16.60%	18.40%	11.00%
Accident and health insurance
Premiums:
Premiums gross amount	$ 2,392.4	$ 2,176.3	$ 2,036.6
Premiums ceded to other companies	157.8	155.7	156.6
Premiums net amount	$ 2,234.6	$ 2,020.6	$ 1,880.0